Earnings Per Unit of the Operating Partnership (Tables)	12 Months Ended
Dec. 31, 2011
Partnership Income [Abstract]
Computations of Basic and Diluted Earnings Per Unit
Computations of basic and diluted earnings per unit (in thousands, except share data) were as follows:

	Year Ended
	December 31,
	2011	2010	2009
Basic and diluted earnings per unit:
Income from continuing operations	$42,240	$37,611	$58,408
Income from continuing operations attributable to noncontrolling interests	44	48	64
Preferred distributions	(16,198)	(16,963)	(16,963)
Net income allocable and distributions in excess of earnings to participating securities (continuing operations)	(1,220)	(933)	(733)
Income from continuing operations available to common unitholders - basic and diluted	24,866	19,763	40,776

Income from discontinued operations - basic and diluted	474	1,703	1,782

Net income available to unitholders - basic and diluted	$25,340	$21,466	$42,558
Weighted-average units outstanding:
Basic and diluted	135,549,934	115,572,569	94,005,382
Basic and diluted earnings per unit:
Income from continuing operations per unit available to common unitholders - basic and diluted	$0.19	$0.17	0.43
Income from discontinued operations per share available to common unitholders - basic and diluted	$—	$0.02	$0.02
Net income per unit available to unitholders - basic and diluted	$0.19	$0.19	$0.45